Share Based Payments - Schedule of Expenses Arising from Share-based Payment Transactions Recognized as Part of Employee Benefit Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total expenses arising from share-based payments	$ (14,442)	$ 335,102	$ 129,635
Performance Rights [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments	38,500	104,441
Employee Option Plan [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments	12,375	215,383
Employee Stock Option [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments			129,635
Kentgrove Capital Pty Ltd [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments	16,667	15,278
Reversal of Forfeited Performance Rights [Member]
Statement Line Items [Line Items]
Total expenses arising from share-based payments	$ (81,984)